Acquisitions - Additional Information (Detail)				12 Months Ended
	Jul. 19, 2016 USD ($) Employee	Jul. 19, 2016 EUR (€)	Apr. 07, 2016 USD ($) Employee	Dec. 31, 2016 USD ($)	Jul. 19, 2016 EUR (€) Employee
Business Acquisition [Line Items]
Total cash consideration				$ 1,927,000
iMobileMagic - Mobile Experiences LDA [Member]
Business Acquisition [Line Items]
Acquisition agreement date				Jul. 19, 2016
Business acquisition, equity interests acquired	100.00%				100.00%
Purchase price in cash | €					€ 500,000
Purchase price in cash, difference between cash and debt | €		€ 20,238
Total cash consideration	$ 580,577	520,238
Buyers common stock initial shares	578,994	€ 500,000
Buyers common stock in escrow	$ 1,157,989				€ 1,000,000
Number of employees | Employee	16				16
Acquisition-related costs				$ 200,000
Total purchase price	$ 2,318,000
Birdstep Technology AB [Member]
Business Acquisition [Line Items]
Acquisition agreement date				Mar. 08, 2016
Business acquisition, equity interests acquired			100.00%
Number of employees | Employee			18
Total purchase price			$ 2,000,000
Birdstep Technology AB [Member] | General and Administrative [Member]
Business Acquisition [Line Items]
Acquisition-related costs				$ 200,000